Consolidated Statement of Income (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Earnings per share - basic	$ 3.82	$ 3.07	$ 2.71
Earnings per share - diluted	$ 3.79	$ 3.05	$ 2.70
Weighted average number of outstanding shares - basic	5,454,119,395	5,454,119,395	5,454,119,395
Weighted average number of outstanding shares - diluted	5,454,119,395	5,454,119,395	5,454,119,395
Preference shares [member]
IfrsStatementLineItems [Line Items]
Earnings per share - basic	$ 3.82	$ 3.07	$ 2.71
Earnings per share - diluted	$ 3.79	$ 3.05	$ 2.70
Weighted average number of outstanding shares - basic	5,313,264,028	5,323,043,889	5,322,863,899
Weighted average number of outstanding shares - diluted	5,393,166,984	5,390,443,388	5,382,629,327